FIXED ASSETS (Narrative) (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Fixed Assets 1		$ 1,814
Fixed Assets 2		361
Fixed Assets 1	16,534
Fixed Assets 2	$ 25,872